Related Party and Party-In-Interest Transactions (Details) - EBP 033 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments	$ 1,827,477,558	$ 1,640,963,572
Masco Corporation Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments	27,272,518	$ 33,852,567
Stock fund appreciation	(4,077,252)
Dividend income	$ 560,854